Cover Page Cover Page	Sep. 17, 2021	May 05, 2021
Cover [Abstract]
Entity Central Index Key		0001709164
Entity Emerging Growth Company		true
Title of 12(b) Security		Class A Common Stock, Par Value $0.01 Per Share
Written Communications		false
Document Period End Date	Sep. 17, 2021
Entity Registrant Name		HAMILTON BEACH BRANDS HOLDING COMPANY
Document Type		8-K
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38214
Entity Tax Identification Number		31-1236686
Entity Address, Address Line One		4421 WATERFRONT DR
Entity Address, City or Town		GLEN ALLEN
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		23060
City Area Code		(804)
Local Phone Number		273-9777
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Trading Symbol		HBB
Security Exchange Name		NYSE
Entity Ex Transition Period		false
Amendment Flag		false